Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating Activities
Net income	$ 13,384	$ 11,706
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,779	9,953
Amortization of deferred finance fees and bond premium	701	1,964
Amortization of dry dock and special survey costs	1,588	578
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(5)	129
Payment for Drydocking	(5,131)	(99)
Increase in accounts receivable	(1,794)	(2,965)
Increase in accounts payable	1,677	220
Decrease in accrued expenses	(95)	(135)
Decrease in due to/ from related parties	(4,273)	(4,190)
Increase in deferred revenue	563	556
Net cash provided by operating activities	19,394	17,717
Investing Activities
Acquisition of vessels	(500)	(72,252)
Net cash used in investing activities	(500)	(72,252)
Financing Activities
Proceeds from Long term debt, net of deferred finance costs and discount	0	198,081
Loan repayment	(1,025)	(126,000)
IPO expenses	0	(2,922)
Dividend paid	(17,484)	(11,627)
Proceeds from issuance of general partner units	0	551
Net cash (used in)/ provided by financing activities	(18,509)	58,083
Net increase in cash and cash equivalents	385	3,548
Cash and cash equivalents, beginning of year	37,834	30,877
Cash and cash equivalents, end of year	38,219	34,425
Supplemental disclosures of cash flow information
Cash interest paid	5,760	2,375
Non-cash financing activities
Accrued IPO expenses	$ 0	$ 430